Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other payables

(in thousands of USD)	December 31, 2023	December 31, 2022
Derivatives	146	404
Total non-current other payables	146	404
Trade payables	42,032	24,696
Accrued expenses	43,898	35,212
Accrued payroll	2,724	2,121
Dividends payable	16,301	547
Accrued interest	—	8,910
Deferred income	17,355	17,542
Other payables	1,703	1,441
Total current trade and other payables	124,013	90,469